Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Fund
March 31, 2024
SED-NPRT1-0524
1.924255.113
Nonconvertible Bonds - 31.8%
		Principal Amount (a)	Value ($)
Azerbaijan - 0.9%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		9,951,000	10,062,949
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		2,010,000	2,064,647
TOTAL AZERBAIJAN			12,127,596
Bahrain - 0.6%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		6,889,000	7,069,836
8.375% 11/7/28 (b)		1,065,000	1,146,872
TOTAL BAHRAIN			8,216,708
Brazil - 2.6%
Adecoagro SA 6% 9/21/27 (b)		3,125,000	3,051,758
Aegea Finance SARL 9% 1/20/31 (b)		1,045,000	1,101,822
Azul Secured Finance LLP:
11.5% 5/28/29 (b)		3,722,238	3,157,091
11.93% 8/28/28 (b)		1,710,000	1,738,591
Braskem Netherlands BV:
5.875% 1/31/50 (b)		1,495,000	1,152,286
7.25% 2/13/33 (b)		2,170,000	2,088,625
Cosan Luxembourg SA 7.25% 6/27/31 (b)		1,805,000	1,835,234
CSN Inova Ventures 6.75% 1/28/28 (b)		1,250,000	1,213,750
CSN Resources SA:
5.875% 4/8/32 (b)		2,115,000	1,837,565
8.875% 12/5/30 (b)		1,630,000	1,680,041
Embraer Netherlands Finance BV:
5.4% 2/1/27		660,000	657,319
6.95% 1/17/28 (b)		1,620,000	1,679,231
7% 7/28/30 (b)		2,190,000	2,285,156
MARB BondCo PLC 3.95% 1/29/31 (b)		1,295,000	1,058,416
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		3,608,102	3,252,704
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		2,270,000	2,255,813
Nexa Resources SA 6.5% 1/18/28 (b)		1,580,000	1,585,431
Samarco Mineracao SA 9.0494% 6/30/31 pay-in-kind (b)(c)		3,885,000	3,496,500
TOTAL BRAZIL			35,127,333
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)		3,310,000	3,121,744
Cambodia - 0.2%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		3,200,000	3,150,080
Chile - 2.0%
Antofagasta PLC:
2.375% 10/14/30 (b)		3,865,000	3,209,148
5.625% 5/13/32 (b)		1,390,000	1,388,263
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		1,040,000	1,053,650
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (b)		2,000,000	1,770,000
3.15% 1/14/30 (b)		1,645,000	1,452,012
3.15% 1/15/51 (b)		1,865,000	1,160,963
3.7% 1/30/50 (b)		3,765,000	2,589,614
4.5% 8/1/47 (b)		1,970,000	1,552,606
5.125% 2/2/33 (b)		1,575,000	1,495,758
5.95% 1/8/34 (b)		955,000	956,194
6.3% 9/8/53 (b)		1,730,000	1,718,647
6.44% 1/26/36 (b)		1,860,000	1,920,788
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		1,885,000	1,898,548
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,287,000	2,196,869
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		933,000	644,645
5.125% 1/15/28 (b)		3,749,000	2,643,045
TOTAL CHILE			27,650,750
China - 1.4%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		3,275,000	3,101,016
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		3,430,000	3,354,969
Lenovo Group Ltd. 3.421% 11/2/30 (b)		2,915,000	2,556,091
Meituan:
2.125% 10/28/25 (b)		3,350,000	3,169,938
3.05% 10/28/30 (b)		1,995,000	1,709,057
Prosus NV:
3.832% 2/8/51 (b)		1,590,000	973,875
4.027% 8/3/50 (b)		650,000	416,406
4.193% 1/19/32 (b)		3,505,000	3,036,206
TOTAL CHINA			18,317,558
Colombia - 1.5%
Aris Mining Corp. 6.875% 8/9/26 (b)		3,895,000	3,515,238
Ecopetrol SA 8.875% 1/13/33		2,900,000	3,046,421
Empresas Publicas de Medellin 4.375% 2/15/31 (b)		1,910,000	1,591,377
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		5,545,000	4,602,350
GeoPark Ltd. 5.5% 1/17/27 (b)		2,685,000	2,436,638
Oleoducto Central SA 4% 7/14/27 (b)		2,483,000	2,316,173
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		2,747,500	2,737,197
TOTAL COLOMBIA			20,245,394
Costa Rica - 0.2%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		2,280,000	2,398,275
Czech Republic - 0.1%
Energo-Pro A/S 11% 11/2/28 (b)		1,700,000	1,853,000
Georgia - 0.2%
JSC Georgian Railway 4% 6/17/28 (b)		3,580,000	3,244,375
Ghana - 1.1%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		9,060,000	8,915,606
Tullow Oil PLC:
7% 3/1/25 (b)		735,000	712,720
10.25% 5/15/26 (b)		5,950,000	5,653,690
TOTAL GHANA			15,282,016
Guatemala - 0.7%
CT Trust 5.125% 2/3/32 (b)		3,975,000	3,500,584
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		2,970,000	2,854,913
Millicom International Cellular SA:
4.5% 4/27/31 (b)		2,050,000	1,742,500
7.375% 4/2/32 (b)		1,650,000	1,651,650
TOTAL GUATEMALA			9,749,647
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)		1,070,000	1,076,688
India - 0.4%
CA Magnum Holdings 5.375% 10/31/26 (b)		3,545,000	3,403,200
Shriram Finance Ltd. 6.625% 4/22/27 (b)		1,365,000	1,367,867
TOTAL INDIA			4,771,067
Indonesia - 1.4%
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)		3,120,000	3,039,075
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		3,730,000	3,613,214
PT Adaro Indonesia 4.25% 10/31/24 (b)		3,515,000	3,461,177
PT Freeport Indonesia:
4.763% 4/14/27 (b)		1,225,000	1,194,988
5.315% 4/14/32 (b)		2,085,000	2,035,481
6.2% 4/14/52 (b)		1,420,000	1,407,131
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		2,955,000	2,914,177
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		1,140,000	1,135,013
TOTAL INDONESIA			18,800,256
Israel - 0.7%
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S) (b)		3,470,000	3,287,825
8.5% 9/30/33 (Reg. S) (b)		1,300,000	1,285,209
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)		2,980,000	2,925,645
6.5% 6/30/27 (Reg. S) (b)		1,400,000	1,349,443
TOTAL ISRAEL			8,848,122
Kazakhstan - 0.4%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		2,010,000	1,672,069
5.75% 4/19/47 (b)		1,010,000	877,438
Nostrum Oil & Gas Finance BV 14% 6/30/26 pay-in-kind (b)(c)		72,124	15,484
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		3,800,000	3,088,688
TOTAL KAZAKHSTAN			5,653,679
Kuwait - 0.3%
MEGlobal BV 4.25% 11/3/26 (b)		1,930,000	1,854,006
MEGlobal Canada, Inc. 5% 5/18/25 (b)		1,635,000	1,615,037
TOTAL KUWAIT			3,469,043
Luxembourg - 0.1%
TMS Issuer SARL 5.78% 8/23/32 (b)		1,670,000	1,717,491
Malaysia - 0.9%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		3,610,000	3,163,263
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)		945,000	925,805
3.75% 4/6/27 (b)		3,090,000	2,949,019
Petronas Capital Ltd.:
3.404% 4/28/61 (b)		5,315,000	3,655,285
3.5% 4/21/30 (b)		1,730,000	1,588,694
TOTAL MALAYSIA			12,282,066
Mauritius - 0.2%
AXIAN Telecom 7.375% 2/16/27 (b)		2,870,000	2,785,479
Mexico - 4.9%
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36 (b)		1,155,000	1,138,634
6.4% 1/15/34 (b)		2,285,000	2,438,049
Braskem Idesa SAPI:
6.99% 2/20/32 (b)		450,000	347,220
7.45% 11/15/29 (b)		2,825,000	2,321,797
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		1,585,000	1,705,111
Comision Federal de Electricidad:
3.348% 2/9/31 (b)		735,000	611,658
4.688% 5/15/29 (b)		3,085,000	2,897,972
Electricidad Firme de Mexico Holdings SA de CV 4.9% 11/20/26 (b)		1,350,000	1,278,281
Petroleos Mexicanos:
6.5% 3/13/27		1,725,000	1,621,517
6.5% 6/2/41		2,587,000	1,757,220
6.625% 6/15/35		15,841,000	12,023,319
6.7% 2/16/32		4,827,000	4,018,478
6.75% 9/21/47		10,407,000	6,879,027
6.875% 10/16/25		2,295,000	2,269,252
6.875% 8/4/26		2,485,000	2,411,071
6.95% 1/28/60		9,575,000	6,329,554
7.69% 1/23/50		16,573,000	11,908,032
TV Azteca SA de CV 8.25% (Reg. S) (d)		10,535,000	3,959,896
TOTAL MEXICO			65,916,088
Morocco - 0.3%
OCP SA:
3.75% 6/23/31 (b)		2,180,000	1,844,999
6.875% 4/25/44 (b)		3,000,000	2,823,840
TOTAL MOROCCO			4,668,839
Nigeria - 0.6%
Access Bank PLC 6.125% 9/21/26 (b)		2,715,000	2,512,515
IHS Holding Ltd. 5.625% 11/29/26 (b)		2,420,000	2,253,625
IHS Netherlands Holdco BV 8% 9/18/27 (b)		3,490,000	3,337,313
TOTAL NIGERIA			8,103,453
Oman - 0.1%
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,015,000	992,163
Panama - 0.4%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)		1,230,000	895,594
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)		4,955,000	4,419,241
TOTAL PANAMA			5,314,835
Paraguay - 0.3%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		3,800,000	3,706,188
Peru - 0.3%
Camposol SA 6% 2/3/27 (b)		1,235,000	931,267
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		2,100,000	2,020,594
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		1,345,000	830,117
TOTAL PERU			3,781,978
Puerto Rico - 0.4%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		2,060,000	1,951,850
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		3,810,000	3,190,774
TOTAL PUERTO RICO			5,142,624
Qatar - 1.3%
QatarEnergy:
2.25% 7/12/31 (b)		7,425,000	6,223,078
3.125% 7/12/41 (b)		5,805,000	4,331,749
3.3% 7/12/51 (b)		9,800,000	6,921,250
TOTAL QATAR			17,476,077
Saudi Arabia - 2.6%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		6,860,000	5,858,869
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)		2,260,000	2,298,872
6.51% 2/23/42 (b)		1,685,000	1,751,873
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		2,530,000	2,343,413
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)		4,120,000	3,473,675
3.25% 11/24/50 (b)		4,170,000	2,826,218
3.5% 4/16/29 (b)		11,299,000	10,528,973
4.25% 4/16/39 (b)		3,505,000	3,067,970
4.375% 4/16/49 (b)		3,671,000	3,048,077
TOTAL SAUDI ARABIA			35,197,940
South Africa - 1.8%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		3,515,000	3,365,613
7.125% 2/11/25 (b)		8,380,000	8,342,290
8.45% 8/10/28 (b)		1,310,000	1,303,450
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		4,940,000	2,865,200
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		5,555,000	5,221,700
8.75% 5/3/29 (b)		820,000	835,328
Stillwater Mining Co. 4% 11/16/26 (b)		2,210,000	1,975,188
TOTAL SOUTH AFRICA			23,908,769
Tanzania - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)		1,915,000	1,911,409
Ukraine - 0.3%
Biz Finance PLC 9.75% 1/22/25 (b)		587,000	540,040
NAK Naftogaz Ukraine:
7.625% 11/8/28 (b)		1,235,000	747,175
7.65% (Reg. S) (d)		3,502,650	2,854,660
TOTAL UKRAINE			4,141,875
United Arab Emirates - 1.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		2,460,000	1,998,750
4.696% 4/24/33 (b)		1,945,000	1,901,238
4.875% 4/23/30 (b)		545,000	545,852
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		1,075,000	997,734
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (b)		5,915,000	4,826,270
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		2,095,000	2,096,760
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)		1,515,000	1,367,761
3.375% 3/28/32 (Reg. S)		570,000	513,103
4.375% 11/22/33 (b)		1,715,000	1,631,394
5.084% 5/22/53 (b)		3,040,000	2,866,978
5.5% 4/28/33 (b)		1,620,000	1,675,550
TOTAL UNITED ARAB EMIRATES			20,421,390
United Kingdom - 0.1%
Standard Chartered Bank 18.4607% 8/11/32 (b)(e)	KES	110,450,000	832,615
Venezuela - 0.4%
Petroleos de Venezuela SA:
5.375% (d)		6,115,000	559,410
5.5% (d)		3,475,000	312,750
6% (b)(d)		15,840,000	1,458,732
6% (b)(d)		8,980,000	812,690
9.75% (b)(d)		12,585,000	1,384,350
12.75% (b)(d)		3,065,000	372,398
TOTAL VENEZUELA			4,900,330
Vietnam - 0.2%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		2,596,247	2,479,416
TOTAL NONCONVERTIBLE BONDS (Cost $485,765,206)			428,784,356

Government Obligations - 62.7%
		Principal Amount (a)	Value ($)
Angola - 1.8%
Angola Republic:
8% 11/26/29 (b)		4,890,000	4,558,397
8.25% 5/9/28 (b)		5,065,000	4,879,811
8.75% 4/14/32 (b)		2,575,000	2,369,000
9.125% 11/26/49 (b)		3,555,000	3,011,752
9.375% 5/8/48 (b)		3,740,000	3,226,919
9.5% 11/12/25 (b)		5,565,000	5,667,605
TOTAL ANGOLA			23,713,484
Argentina - 2.0%
Argentine Republic:
0.75% 7/9/30 (f)		19,209,632	9,971,000
1% 7/9/29		4,963,783	2,646,317
3.625% 7/9/35 (f)		19,073,027	7,896,233
4.25% 1/9/38 (f)		10,211,997	4,728,155
Provincia de Cordoba 6.875% 12/10/25 (b)		1,223,630	1,071,080
TOTAL ARGENTINA			26,312,785
Armenia - 0.2%
Republic of Armenia 3.6% 2/2/31 (b)		3,805,000	3,082,050
Bahrain - 0.3%
Bahrain Kingdom:
5.625% 5/18/34 (b)		3,055,000	2,756,183
7.5% 2/12/36 (b)		1,195,000	1,225,622
TOTAL BAHRAIN			3,981,805
Barbados - 0.2%
Barbados Government 6.5% 10/1/29 (b)		2,440,000	2,313,425
Benin - 0.3%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	1,920,000	1,745,148
7.96% 2/13/38 (b)		1,810,000	1,763,053
TOTAL BENIN			3,508,201
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		525,000	440,016
3.375% 8/20/50 (b)		965,000	648,359
3.717% 1/25/27 (b)		620,000	591,906
4.75% 2/15/29 (b)		2,270,000	2,197,269
5% 7/15/32 (b)		1,005,000	970,139
TOTAL BERMUDA			4,847,689
Brazil - 1.6%
Brazilian Federative Republic:
3.875% 6/12/30		5,500,000	4,958,250
4.75% 1/14/50		4,150,000	3,104,200
5.625% 2/21/47		2,183,000	1,869,740
6% 10/20/33		1,880,000	1,860,260
7.125% 1/20/37		2,080,000	2,226,531
7.125% 5/13/54		1,995,000	2,010,960
8.25% 1/20/34		5,204,000	5,976,794
TOTAL BRAZIL			22,006,735
Chile - 1.3%
Chilean Republic:
2.45% 1/31/31		7,745,000	6,629,236
3.1% 1/22/61		7,500,000	4,729,688
3.5% 1/31/34		1,775,000	1,556,902
4% 1/31/52		985,000	778,458
4.34% 3/7/42		1,410,000	1,230,666
5.33% 1/5/54		2,835,000	2,729,573
TOTAL CHILE			17,654,523
Colombia - 2.6%
Colombian Republic:
3% 1/30/30		10,600,000	8,771,500
3.125% 4/15/31		4,300,000	3,429,250
3.875% 2/15/61		1,490,000	859,730
4.125% 5/15/51		3,120,000	1,939,080
5% 6/15/45		8,500,000	6,149,750
5.2% 5/15/49		5,390,000	3,948,175
6.125% 1/18/41		1,475,000	1,272,188
7.375% 9/18/37		845,000	838,663
7.5% 2/2/34		1,110,000	1,132,755
8% 4/20/33		1,720,000	1,816,320
8% 11/14/35		1,785,000	1,874,250
8.75% 11/14/53		1,690,000	1,832,805
Ecopetrol SA 8.375% 1/19/36		1,740,000	1,753,050
TOTAL COLOMBIA			35,617,516
Costa Rica - 1.1%
Costa Rican Republic:
5.625% 4/30/43 (b)		3,955,000	3,571,859
6.125% 2/19/31 (b)		2,415,000	2,443,678
6.55% 4/3/34 (b)		3,655,000	3,782,925
7% 4/4/44 (b)		1,965,000	2,027,880
7.3% 11/13/54 (b)		3,295,000	3,501,967
TOTAL COSTA RICA			15,328,309
Dominican Republic - 3.5%
Dominican Republic:
4.5% 1/30/30 (b)		7,180,000	6,523,030
4.875% 9/23/32 (b)		6,360,000	5,702,138
5.3% 1/21/41 (b)		2,450,000	2,083,266
5.875% 1/30/60 (b)		7,990,000	6,793,997
5.95% 1/25/27 (b)		4,186,000	4,160,884
6% 7/19/28 (b)		2,999,000	2,984,005
6.4% 6/5/49 (b)		1,662,000	1,561,241
6.5% 2/15/48 (b)		3,345,000	3,180,886
6.85% 1/27/45 (b)		4,046,000	3,999,471
7.05% 2/3/31 (b)		3,215,000	3,329,534
7.45% 4/30/44 (b)		6,031,000	6,349,512
TOTAL DOMINICAN REPUBLIC			46,667,964
Ecuador - 1.3%
Ecuador Republic:
2.5% 7/31/40 (b)(f)		2,800,000	1,356,600
3.5% 7/31/35 (b)(f)		14,640,000	7,671,360
6% 7/31/30 (b)(f)		11,715,000	7,931,055
TOTAL ECUADOR			16,959,015
Egypt - 3.0%
Arab Republic of Egypt:
, yield at date of purchase 25.8506% to 31.6253% 12/10/24 to 3/18/25	EGP	191,875,000	3,294,028
5.875% 2/16/31 (b)		2,625,000	2,100,000
7.0529% 1/15/32 (b)		830,000	687,603
7.5% 1/31/27 (b)		5,596,000	5,389,648
7.5% 2/16/61 (b)		6,070,000	4,355,225
7.6003% 3/1/29 (b)		8,726,000	8,055,189
7.625% 5/29/32 (b)		3,200,000	2,729,000
7.903% 2/21/48 (b)		3,265,000	2,479,359
8.5% 1/31/47 (b)		7,939,000	6,301,581
8.7002% 3/1/49 (b)		3,665,000	2,965,214
8.875% 5/29/50 (b)		1,945,000	1,599,155
TOTAL EGYPT			39,956,002
El Salvador - 0.6%
El Salvador Republic:
6.375% 1/18/27 (b)		435,000	378,450
7.1246% 1/20/50 (b)		3,292,000	2,269,423
7.625% 2/1/41 (b)		1,035,000	757,620
7.65% 6/15/35 (b)		5,940,000	4,523,310
TOTAL EL SALVADOR			7,928,803
Gabon - 0.6%
Gabonese Republic:
6.625% 2/6/31 (b)		1,625,000	1,385,313
6.95% 6/16/25 (b)		2,410,000	2,360,294
7% 11/24/31 (b)		4,490,000	3,823,516
TOTAL GABON			7,569,123
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		2,915,000	2,711,861
Ghana - 0.8%
Ghana Republic:
7.75% (b)(d)		3,695,000	1,914,472
8.125% (b)(d)		1,603,076	846,124
8.125% (b)(d)		5,475,000	2,785,406
8.627% (b)(d)		2,845,000	1,431,391
10.75% 10/14/30 (b)		4,845,000	3,299,142
TOTAL GHANA			10,276,535
Guatemala - 0.8%
Guatemalan Republic:
4.9% 6/1/30 (b)		485,000	462,872
5.25% 8/10/29 (b)		1,200,000	1,161,962
5.375% 4/24/32 (b)		2,015,000	1,936,015
6.125% 6/1/50 (b)		1,355,000	1,255,408
6.6% 6/13/36 (b)		5,670,000	5,792,259
TOTAL GUATEMALA			10,608,516
Honduras - 0.0%
Republic of Honduras 6.25% 1/19/27 (b)		615,000	593,667
Hungary - 1.5%
Hungarian Republic:
2.125% 9/22/31 (b)		2,950,000	2,340,796
3.125% 9/21/51 (b)		5,810,000	3,678,456
5.25% 6/16/29 (b)		1,585,000	1,569,150
5.5% 6/16/34 (b)		2,890,000	2,843,038
5.5% 3/26/36 (b)		3,200,000	3,109,000
6.25% 9/22/32 (b)		1,125,000	1,170,352
6.75% 9/25/52 (b)		3,800,000	4,081,504
7.625% 3/29/41		1,655,000	1,914,111
TOTAL HUNGARY			20,706,407
Indonesia - 2.4%
Indonesian Republic:
3.85% 10/15/30		2,650,000	2,481,063
5.125% 1/15/45 (b)		3,353,000	3,319,839
5.25% 1/17/42 (b)		3,000,000	3,007,500
5.45% 9/20/52		2,955,000	2,985,473
5.95% 1/8/46 (b)		2,100,000	2,264,719
6.625% 2/17/37 (b)		3,549,000	4,008,152
6.75% 1/15/44 (b)		3,035,000	3,559,486
7.75% 1/17/38 (b)		4,298,000	5,347,881
8.5% 10/12/35 (b)		4,169,000	5,338,926
TOTAL INDONESIA			32,313,039
Ivory Coast - 0.9%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	5,335,000	5,309,601
6.375% 3/3/28 (b)		5,580,000	5,506,763
8.25% 1/30/37 (b)		1,805,000	1,807,256
TOTAL IVORY COAST			12,623,620
Jamaica - 0.1%
Jamaican Government 7.875% 7/28/45		1,685,000	1,982,508
Jordan - 0.6%
Jordanian Kingdom:
5.85% 7/7/30 (b)		2,325,000	2,139,000
6.125% 1/29/26 (b)		985,000	968,378
7.375% 10/10/47 (b)		2,005,000	1,770,039
7.5% 1/13/29 (b)		1,410,000	1,407,797
7.75% 1/15/28 (b)		1,725,000	1,749,797
TOTAL JORDAN			8,035,011
Kenya - 0.8%
Republic of Kenya:
6.3% 1/23/34 (b)		4,105,000	3,355,838
7% 5/22/27 (b)		3,745,000	3,651,375
7.25% 2/28/28 (b)		570,000	544,128
8% 5/22/32 (b)		685,000	641,973
9.75% 2/16/31 (b)		2,170,000	2,218,825
TOTAL KENYA			10,412,139
Lebanon - 0.1%
Lebanese Republic:
5.8% (d)		5,875,000	349,563
6% (d)		1,587,000	103,949
6.1% (d)		685,000	42,676
6.375% (d)		7,072,000	463,527
TOTAL LEBANON			959,715
Mexico - 1.7%
United Mexican States:
3.25% 4/16/30		3,700,000	3,294,850
4.5% 4/22/29		2,040,000	1,973,700
4.75% 4/27/32		970,000	920,288
5.75% 10/12/2110		3,295,000	2,885,184
6.05% 1/11/40		10,222,000	10,122,974
6.338% 5/4/53		1,695,000	1,676,461
6.35% 2/9/35		2,485,000	2,567,316
TOTAL MEXICO			23,440,773
Mongolia - 0.1%
Mongolia Government:
5.125% 4/7/26 (b)		1,240,000	1,204,738
7.875% 6/5/29 (b)		490,000	505,366
TOTAL MONGOLIA			1,710,104
Montenegro - 0.2%
Republic of Montenegro 7.25% 3/12/31 (b)		2,375,000	2,413,261
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		2,740,000	2,829,269
Nigeria - 2.4%
Republic of Nigeria:
, yield at date of purchase 26.7874% 3/6/25	NGN	3,744,960,000	2,365,609
6.125% 9/28/28 (b)		4,880,000	4,416,400
6.5% 11/28/27 (b)		5,087,000	4,783,370
7.143% 2/23/30 (b)		4,110,000	3,732,394
7.625% 11/21/25 (b)		5,383,000	5,367,860
7.625% 11/28/47 (b)		5,315,000	4,134,073
7.696% 2/23/38 (b)		980,000	805,438
7.875% 2/16/32 (b)		2,625,000	2,378,086
8.375% 3/24/29 (b)		4,095,000	3,993,905
TOTAL NIGERIA			31,977,135
Oman - 2.4%
Sultanate of Oman:
5.625% 1/17/28 (b)		6,505,000	6,535,053
6% 8/1/29 (b)		3,625,000	3,705,430
6.25% 1/25/31 (b)		4,805,000	4,974,677
6.5% 3/8/47 (b)		8,100,000	8,165,813
6.75% 1/17/48 (b)		7,720,000	7,908,175
7% 1/25/51 (b)		490,000	516,031
TOTAL OMAN			31,805,179
Pakistan - 1.1%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		6,130,000	5,456,374
6.875% 12/5/27 (b)		5,905,000	5,048,775
7.375% 4/8/31 (b)		3,995,000	3,136,514
7.875% 3/31/36 (b)		2,025,000	1,544,285
TOTAL PAKISTAN			15,185,948
Panama - 2.0%
Panamanian Republic:
2.252% 9/29/32		5,065,000	3,588,553
3.16% 1/23/30		3,670,000	3,047,247
3.298% 1/19/33		5,355,000	4,111,636
3.87% 7/23/60		3,880,000	2,231,000
4.3% 4/29/53		1,795,000	1,158,336
4.5% 5/15/47		2,005,000	1,380,944
4.5% 4/16/50		2,680,000	1,800,625
6.4% 2/14/35		2,700,000	2,546,100
6.853% 3/28/54		1,030,000	930,605
7.875% 3/1/57		4,390,000	4,416,340
8% 3/1/38		1,880,000	1,966,480
TOTAL PANAMA			27,177,866
Paraguay - 0.8%
Republic of Paraguay:
2.739% 1/29/33 (b)		1,305,000	1,056,234
4.95% 4/28/31 (b)		3,865,000	3,725,453
5.4% 3/30/50 (b)		3,925,000	3,452,773
5.6% 3/13/48 (b)		1,925,000	1,749,945
6% 2/9/36 (b)		1,155,000	1,171,964
TOTAL PARAGUAY			11,156,369
Peru - 0.9%
Peruvian Republic:
2.783% 1/23/31		3,585,000	3,079,739
3% 1/15/34		5,225,000	4,282,867
3.3% 3/11/41		7,075,000	5,310,672
TOTAL PERU			12,673,278
Philippines - 0.6%
Philippine Republic:
2.65% 12/10/45		2,130,000	1,410,459
2.95% 5/5/45		865,000	607,933
5% 7/17/33		1,135,000	1,133,706
5.5% 1/17/48		1,005,000	1,018,929
5.609% 4/13/33		1,670,000	1,735,756
5.95% 10/13/47		2,670,000	2,855,231
TOTAL PHILIPPINES			8,762,014
Poland - 0.5%
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		2,000,000	1,990,000
6.25% 10/31/28 (b)		985,000	1,028,143
Polish Government:
5.5% 4/4/53		1,945,000	1,944,436
5.5% 3/18/54		1,775,000	1,761,776
TOTAL POLAND			6,724,355
Qatar - 2.2%
State of Qatar:
3.75% 4/16/30 (b)		10,275,000	9,869,138
4.4% 4/16/50 (b)		9,660,000	8,552,119
4.817% 3/14/49 (b)		9,549,000	8,945,264
5.103% 4/23/48 (b)		2,960,000	2,879,710
TOTAL QATAR			30,246,231
Romania - 1.3%
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	2,030,000	1,682,928
3% 2/14/31 (b)		5,296,000	4,451,950
3.375% 1/28/50 (Reg. S)	EUR	3,875,000	2,949,896
3.625% 3/27/32 (b)		2,618,000	2,249,026
4% 2/14/51 (b)		3,100,000	2,198,303
7.125% 1/17/33 (b)		1,615,000	1,728,555
7.625% 1/17/53 (b)		1,138,000	1,263,180
8% 4/29/30	RON	6,940,000	1,615,263
TOTAL ROMANIA			18,139,101
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		3,195,000	2,594,939
Saudi Arabia - 1.3%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		4,030,000	3,250,447
3.45% 2/2/61 (b)		2,775,000	1,848,844
3.625% 3/4/28 (b)		1,770,000	1,695,881
3.75% 1/21/55 (b)		3,755,000	2,714,161
4.5% 10/26/46 (b)		3,471,000	2,966,620
4.5% 4/22/60 (b)		2,055,000	1,692,806
4.625% 10/4/47 (b)		3,040,000	2,622,950
5.75% 1/16/54 (b)		945,000	935,255
TOTAL SAUDI ARABIA			17,726,964
Senegal - 0.3%
Republic of Senegal:
6.25% 5/23/33 (b)		1,955,000	1,667,859
6.75% 3/13/48 (b)		2,420,000	1,784,750
TOTAL SENEGAL			3,452,609
Serbia - 0.7%
Republic of Serbia:
2.125% 12/1/30 (b)		5,110,000	4,048,078
6.25% 5/26/28 (b)		865,000	882,570
6.5% 9/26/33 (b)		4,225,000	4,310,820
TOTAL SERBIA			9,241,468
South Africa - 1.0%
South African Republic:
5% 10/12/46		880,000	590,920
5.65% 9/27/47		6,075,000	4,411,969
5.75% 9/30/49		7,030,000	5,105,538
7.3% 4/20/52		3,545,000	3,070,856
TOTAL SOUTH AFRICA			13,179,283
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		4,350,000	2,566,500
6.825% (b)(d)		5,090,000	3,033,286
6.85% (b)(d)		6,670,000	3,995,747
7.55% (b)(d)		3,405,000	1,998,309
7.85% (b)(d)		6,363,000	3,715,101
TOTAL SRI LANKA			15,308,943
Turkey - 3.3%
Export Credit Bank of Turkey 9% 1/28/27 (b)		1,735,000	1,811,687
Turkish Republic:
4.75% 1/26/26		2,030,000	1,986,228
4.875% 4/16/43		5,290,000	3,716,225
5.125% 2/17/28		3,070,000	2,916,500
5.75% 5/11/47		4,040,000	3,076,713
5.95% 1/15/31		2,685,000	2,483,625
6% 1/14/41		4,622,000	3,808,817
6.125% 10/24/28		2,140,000	2,092,519
6.375% 10/14/25		4,480,000	4,502,400
6.625% 2/17/45		150,000	128,966
6.75% 5/30/40		2,112,000	1,882,320
7.625% 5/15/34		2,040,000	2,047,650
9.125% 7/13/30		3,825,000	4,150,125
9.375% 3/14/29		5,270,000	5,736,066
9.375% 1/19/33		515,000	572,938
26.2% 10/5/33	TRY	51,490,000	1,651,142
31.08% 11/8/28	TRY	46,740,000	1,510,750
TOTAL TURKEY			44,074,671
Ukraine - 1.1%
Ukraine Government:
6.876% 5/21/31 (b)		3,585,000	1,045,028
7.253% 3/15/35 (b)		3,445,000	1,000,773
7.375% 9/25/34 (b)		2,130,000	620,895
7.75% 9/1/24 (b)		9,099,000	3,412,125
7.75% 9/1/25 (b)		9,100,000	3,389,750
7.75% 9/1/26 (b)		5,364,000	1,917,630
7.75% 9/1/27 (b)		1,750,000	593,250
7.75% 9/1/28 (b)		1,895,000	629,140
7.75% 9/1/29 (b)		2,594,000	856,020
7.75% 8/1/41 (b)(c)		2,230,000	1,232,075
9.75% 11/1/30 (b)		425,000	148,325
TOTAL UKRAINE			14,845,011
United Arab Emirates - 1.2%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		1,740,000	1,698,675
Emirate of Abu Dhabi:
3.125% 9/30/49 (b)		13,102,000	9,216,438
3.875% 4/16/50 (b)		2,990,000	2,390,505
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		4,165,000	3,086,005
TOTAL UNITED ARAB EMIRATES			16,391,623
United States of America - 4.8%
U.S. Treasury Bonds:
2.875% 5/15/52		40,530,000	30,666,616
3.25% 5/15/42		9,912,000	8,425,587
3.625% 2/15/53		8,841,000	7,763,503
U.S. Treasury Notes:
3.625% 3/31/30		4,389,000	4,248,415
3.75% 5/31/30		3,633,000	3,537,776
4% 2/28/30		2,772,000	2,738,649
4.625% 9/30/28		4,578,000	4,643,988
4.625% 9/30/30		2,898,000	2,961,507
TOTAL UNITED STATES OF AMERICA			64,986,041
Uruguay - 0.6%
Uruguay Republic:
5.1% 6/18/50		6,360,000	6,151,313
5.75% 10/28/34		1,745,000	1,842,066
TOTAL URUGUAY			7,993,379
Uzbekistan - 0.4%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		1,595,000	1,329,831
3.9% 10/19/31 (b)		2,880,000	2,376,900
5.375% 2/20/29 (b)		1,145,000	1,078,805
TOTAL UZBEKISTAN			4,785,536
Venezuela - 0.6%
Venezuelan Republic:
9.25% (d)		27,915,000	4,952,117
11.95% (Reg. S) (d)		17,015,000	2,820,319
12.75% (d)		3,625,000	609,089
TOTAL VENEZUELA			8,381,525
Vietnam - 0.5%
Vietnamese Socialist Republic 5.5% 3/12/28		7,606,583	7,257,898
Zambia - 0.2%
Republic of Zambia:
8.5% (b)(d)		585,000	430,706
8.97% (b)(d)		3,890,000	2,854,288
TOTAL ZAMBIA			3,284,994
TOTAL GOVERNMENT OBLIGATIONS (Cost $928,953,144)			846,416,214

Common Stocks - 0.0%
	Shares	Value ($)
Kazakhstan - 0.0%
Nostrum Oil & Gas LP warrants (e)(g) (Cost $0)	266,460	3

Preferred Securities - 1.3%
	Principal Amount (a)	Value ($)
Chile - 0.1%
Banco de Credito e Inversiones 8.75% (b)(c)(h)	1,745,000	1,794,375
Mexico - 0.8%
Banco Mercantil del Norte SA:
6.75% (b)(c)(h)	1,970,000	1,957,072
7.625% (b)(c)(h)	3,300,000	3,279,375
CEMEX S.A.B. de CV:
5.125% (b)(c)(h)	3,625,000	3,500,391
9.125% (b)(c)(h)	1,850,000	1,996,335
TOTAL MEXICO		10,733,173
Russia - 0.0%
Tinkoff Bank JSC 6% (b)(c)(d)(e)(g)(h)	1,625,000	81,250
United Arab Emirates - 0.4%
DP World Salaam 6% (Reg. S) (c)(h)	4,625,000	4,616,328
TOTAL PREFERRED SECURITIES (Cost $19,236,167)		17,225,126

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i) (Cost $31,217,416)	31,211,173	31,217,416

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $1,465,171,933)	1,323,643,115
NET OTHER ASSETS (LIABILITIES) - 1.9% (j)(k)	25,651,607
NET ASSETS - 100.0%	1,349,294,722

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	27	Jun 2024	2,991,516	20,421	20,421

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. EM Series 41	NR	Jun 2029	ICE	1%	Quarterly	25,400,000	23,450	0	23,450

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
KES	-	Kenyan shilling
NGN	-	Nigerian naira
RON	-	Romanian leu (new)
TRY	-	Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $870,593,581 or 64.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Non-income producing
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Includes $67,334 of cash collateral to cover margin requirements for futures contracts.
(k)	Includes $2,816,089 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	54,493,561	194,635,697	217,911,842	761,234	-	-	31,217,416	0.1%
Total	54,493,561	194,635,697	217,911,842	761,234	-	-	31,217,416

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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